Selling Expenses - Schedule of Selling Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Selling Expenses [Abstract]
Commission expenses	$ 429,169	$ 318,780	$ 160,690
Payroll expenses	1,648,118	1,437,423	1,334,551
Marketing and Promotion expenses	447,608	501,979	269,711
Transportation expenses	511,345	276,917	208,297
Share based compensation	1,241,651	654,595
Others	152,786	128,724	95,253
Total selling expenses	$ 4,430,677	$ 3,318,418	$ 2,068,502